Supplemental Cash Flow Information - Contribution of Capital from Teekay Corporation to Dropdown Predecessor (Detail) (Dropdown Predecessor [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors	$ 5,596	$ 0	$ 2,305
Voyageur Spirit [Member]
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors	5,596	0	0
Scott Spirit [Member]
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors	$ 0	$ 0	$ 2,305